Organization and Reorganization - Comprehensive loss of the group's vie (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Net revenue		¥ 330,228	¥ 644,773	¥ 651,013
Net (loss)/profit from continuing operations	$ (25,056)	(163,478)	(251,299)	(75,088)
Net (loss)/profit from discontinued operations	$ 0	0	0	(3,612)
Net (loss)/profit		(163,500)	(251,300)	(78,700)
Major VIEs
Variable Interest Entity [Line Items]
Net revenue		104,819	144,115	329,788
Net (loss)/profit from continuing operations		(3,462)	7,450	(34,674)
Net (loss)/profit from discontinued operations		0		(3,612)
Net (loss)/profit		¥ (3,462)	¥ 7,450	¥ (38,286)